Label	Element	Value
Class II Prospectus | US Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001011378_SupplementTextBlock

Prospectus Supplement

June 18, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

U.S. Real Estate Portfolio (Class II) (the "Fund")

The maximum expense ratio of the Class II shares and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	US Real Estate Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example information under the section of the Prospectus entitled "Fund Summary—Fees and Expenses of the Fund (Class II)—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Class II Prospectus | US Real Estate Portfolio | CLASS II
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.07%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,464

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.07%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.